Stockholders' Equity - Schedule of Changes in Accumulated Other Comprehensive Income, Net of Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
AOCI Attributable to Parent, Net of Tax
Beginning balance	$ 556,771	$ 805,936	$ 1,364,335
Income (loss) recognized in other comprehensive income (loss)	(1,801)	18,310	2,453
Ending balance	554,786	556,771	805,936
Foreign Currency Translation Adjustment
AOCI Attributable to Parent, Net of Tax
Beginning balance	47,508	29,198	26,745
Income (loss) recognized in other comprehensive income (loss)	(1,801)	3,151	2,453
Loss reclassified from accumulated other comprehensive income		15,159
Ending balance	$ 45,707	47,508	$ 29,198
Disposed of by sale | Belleli CPE | Foreign Currency Translation Adjustment
AOCI Attributable to Parent, Net of Tax
Loss reclassified from accumulated other comprehensive income		$ 15,200